UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Automobiles — 0.0%
General Motors Co.	USD	715	$26,677

Paper & Forest Products — 0.0%
Verso Corp. (a)		377	906

Total Common Stocks — 0.0%			27,583

Asset-Backed Securities		Par (000)

Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.87%, 10/25/35 (b)		70	70,066
American Express Credit Account Master Trust, Class A (b):
Series 2008-2, 1.43%, 9/15/20		780	801,229
Series 2008-6, 1.37%, 2/15/18		140	140,525
Series 2012-1, 0.44%, 1/15/20		410	409,924
Series 2012-3, 0.32%, 3/15/18		290	289,917
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.41%, 5/15/20 (b)		560	559,096
American Homes 4 Rent, 1.25%, 6/17/31 (b)(c)		128	126,906
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 0.99%, 6/25/34 (b)		311	303,399
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.53%, 10/25/35 (b)		225	208,906
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.80%, 8/28/44 (b)		179	179,140
Capital One Multi-Asset Execution Trust (b):
Series 2007-A1, Class A1, 0.22%, 11/15/19		210	209,080
Series 2007-A2, Class A2, 0.25%, 12/16/19		1,290	1,284,964
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.67%, 2/26/35 (b)		129	113,640
Chase Issuance Trust:
Series 2012-A3, Class A3, 0.79%, 6/15/17		160	160,180
Series 2012-A6, Class A, 0.30%, 8/15/17 (b)		110	109,953

Asset-Backed Securities		Par (000)	Value

Chase Issuance Trust (concluded):
Series 2012-A8, Class A8, 0.54%, 10/16/17	USD	380	$379,978
Series 2012-A9, Class A9, 0.32%, 10/16/17 (b)		110	109,949
Series 2013-A6, Class A6, 0.59%, 7/15/20 (b)		880	882,405
Series 2014-A3, Class A3, 0.37%, 5/15/18 (b)		1,330	1,329,018
Citibank Credit Card Issuance Trust:
Series 2012-A1, Class A1, 0.55%, 10/10/17		260	259,995
Series 2013-A12, Class A12, 0.49%, 11/07/18 (b)		350	349,712
Series 2013-A7, Class A7, 0.60%, 9/10/20 (b)		560	561,432
Series 2014-A3, Class A3, 0.37%, 5/09/18 (b)		240	239,855
Colony American Homes, Series 2014-1A, Class A, 1.40%, 5/17/31 (b)(c)		600	595,245
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (b)		125	136,209
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (b)(c)		18	18,338
Countrywide Asset-Backed Certificates (b):
Series 2004-1, Class M1, 0.92%, 3/25/34		98	93,639
Series 2005-11, Class AF4, 4.98%, 2/25/36		700	638,459
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		520	523,895
GSAA Trust, Series 2005-5, Class M3, 1.11%, 2/25/35 (b)		210	196,758
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.15%, 12/25/34 (b)		178	161,811
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class A4, 0.32%, 5/25/36 (b)		46	46,143
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.64%, 8/25/35 (b)		66	65,339
Morgan Stanley ABS Capital I Trust, Inc. (b):
Series 2003-HE1, Class M1, 1.37%, 5/25/33		197	184,815
Series 2005-WMC1, Class M2, 0.91%, 1/25/35		91	88,934

FDP SERIES, INC.	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Progress Residential 2015-SFR1 Trust, Series 2015-SFR1, Class A, 1.57%, 2/17/32 (b)(c)	USD	530	$530,250
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class A5, 0.47%, 2/25/36 (b)		230	226,350

Total Asset-Backed Securities — 5.1%			12,585,454

Corporate Bonds

Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22	USD	356	370,739

Auto Components — 0.1%
Ford Motor Credit Co. LLC, 3.66%, 9/08/24		200	207,031

Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43		400	440,236

Banks — 6.8%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/21	EUR	600	748,894
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	122,410
Banco do Brasil SA, 5.88%, 1/26/22 (c)	USD	500	488,750
Banco Popolare, 3.63%, 3/31/17	EUR	400	478,962
Banco Santander Totta SA, 1.50%, 4/03/17		400	459,460
Bank of America Corp.:
5.63%, 10/14/16	USD	500	533,542
6.88%, 4/25/18		700	802,173
Bankinter SA, 1.75%, 6/10/19	EUR	600	698,614
CIT Group, Inc.:
5.00%, 5/15/17	USD	1,500	1,560,000
5.38%, 5/15/20		100	107,500
5.00%, 8/15/22		200	212,626
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,014,833
Export-Import Bank of Korea, 1.25%, 11/20/15	USD	200	200,632
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	391,600
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (c)		200	203,000
HSBC Holdings PLC, 6.50%, 9/15/37		400	516,030

Corporate Bonds		Par (000)	Value

Banks (concluded)
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	1,100	$1,116,378
3.88%, 1/16/18		300	315,997
3.88%, 1/15/19		500	525,355
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 3/27/24 (c)		1,100	1,171,114
Norddeutsche Landesbank Girozentrale, 2.00%, 2/05/19 (c)		600	604,507
Nykredit Realkredit A/S, Series 12H, 2.00%, 4/01/16	DKK	11,498	1,765,116
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	193,490
6.13%, 12/15/22	USD	100	112,786
Shinhan Bank, 1.88%, 7/30/18 (c)		300	297,372
SVB Financial Group, 3.50%, 1/29/25		300	296,239
Unione di Banche Italiane SCpA, 2.88%, 2/18/19	EUR	500	600,025
Wells Fargo & Co., 4.65%, 11/04/44	USD	500	534,564
Woori Bank Co., Ltd., 4.75%, 4/30/24 (c)		650	690,020

			16,761,989

Beverages — 1.2%
Anheuser-Busch InBev NV, 2.88%, 9/25/24	EUR	100	131,931
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	600	573,423
Constellation Brands, Inc.:
7.25%, 5/15/17		800	890,000
3.88%, 11/15/19		300	311,250
Heineken NV, 2.75%, 4/01/23 (c)		700	689,417
Pernod Ricard SA, 2.13%, 9/27/24	EUR	200	240,659

			2,836,680

Biotechnology — 0.5%
Celgene Corp., 4.00%, 8/15/23	USD	700	753,957
Gilead Sciences, Inc., 4.50%, 2/01/45		500	553,244

			1,307,201

Capital Markets — 0.1%
Morgan Stanley, 4.35%, 9/08/26		200	208,439

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23		400	423,256
LyondellBasell Industries NV, 4.63%, 2/26/55		300	296,024

FDP SERIES, INC.	FEBRUARY 28, 2015	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
RPM United Kingdom GP, 6.70%, 11/01/15 (c)	USD	200	$206,286

			925,566

Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	341,588

Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., 4.63%, 7/01/17 (c)		1,000	1,032,500
Juniper Networks, Inc.:
4.50%, 3/15/24		300	303,960
4.35%, 6/15/25		400	399,639

			1,736,099

Construction Materials — 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (c)		200	228,120
Cemex SAB de CV, 5.70%, 1/11/25 (c)		200	196,100

			424,220

Consumer Discretionary — 0.1%
The New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45		300	300,077

Consumer Finance — 0.2%
Discover Financial Services, 3.85%, 11/21/22		400	411,513

Diversified Financial Services — 2.2%
Barclays PLC, 4.38%, 9/11/24		600	610,362
Citigroup, Inc., 3.50%, 5/15/23		1,000	997,372
Deutsche Bank AG, 4.30%, 5/24/28 (b)		500	497,200
General Motors Financial Co., Inc., 4.38%, 9/25/21		600	637,500
JPMorgan Chase & Co., 4.25%, 10/15/20		700	765,039
Morgan Stanley, 4.30%, 1/27/45		1,000	1,018,085
Navient LLC:
5.50%, 1/15/19		200	210,500
8.45%, 6/15/18		100	114,250

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
UniCredit SpA, 2.05%, 10/31/17 (b)	EUR	500	$572,114

			5,422,422

Diversified Telecommunication Services — 1.0%
Frontier Communications Corp.:
8.50%, 4/15/20	USD	100	113,000
7.13%, 1/15/23		200	208,750
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	104,750
6.63%, 12/15/22		200	195,500
Koninklijke KPN NV, 4.25%, 3/01/22		100	137,198
Telefonica Emisiones SAU, 4.57%, 4/27/23		500	557,624
Verizon Communications, Inc.:
6.40%, 9/15/33		382	483,852
4.86%, 8/21/46 (c)		396	420,126
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	126,412

			2,347,212

Electric Utilities — 0.8%
Georgia Power Co., 4.30%, 3/15/42		300	329,061
PPL Energy Supply LLC, 6.20%, 5/15/16		1,200	1,243,150
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (c)		300	301,107

			1,873,318

Energy Equipment & Services — 1.1%
CGG SA, 6.50%, 6/01/21		200	163,500
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	487,845
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		700	746,353
Lukoil International Finance BV, 4.56%, 4/24/23 (c)		500	416,250
Oceaneering International, Inc., 4.65%, 11/15/24		400	399,925
Peabody Energy Corp., 6.25%, 11/15/21		300	249,750
Petrofac Ltd., 3.40%, 10/10/18 (c)		300	293,150

			2,756,773

Food & Staples Retailing — 1.3%
Casino Guichard Perrachon SA, 3.31%, 1/25/23	EUR	400	514,917
Cencosud SA, 4.88%, 1/20/23 (c)	USD	500	505,952

FDP SERIES, INC.	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Food & Staples Retailing (concluded)
CVS Caremark Corp., 5.75%, 6/01/17	USD	91	$100,239
The Kroger Co., 4.00%, 2/01/24		1,000	1,072,472
Mondelez International, Inc., 4.00%, 2/01/24		1,000	1,082,768

			3,276,348

Food Products — 1.0%
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	406,207
Dean Foods Co., 7.00%, 6/01/16		1,328	1,424,944
Tyson Foods, Inc., 3.95%, 8/15/24		600	637,501

			2,468,652

Health Care Equipment & Supplies — 0.3%
PerkinElmer, Inc., 5.00%, 11/15/21		600	666,535

Health Care Providers & Services — 0.6%
Express Scripts Holding Co., 3.50%, 6/15/24		800	817,959
HCA Holdings, Inc., 6.25%, 2/15/21		100	109,250
HCA, Inc., 5.88%, 5/01/23		300	328,500
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/01/55		300	304,224

			1,559,933

Household Durables — 0.4%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,032,500

Industrial Conglomerates — 0.2%
Hutchison Whampoa International Ltd. (c):
3.50%, 1/13/17		300	310,043
7.45%, 11/24/33		50	73,739

			383,782

Insurance — 1.2%
Aflac, Inc., 3.63%, 6/15/23		500	527,567
The Allstate Corp, 5.75%, 8/15/53 (b)		250	270,250
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (c)		600	662,568
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (c)		375	379,279

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (c)	USD	1,000	$1,147,881

			2,987,545

IT Services — 0.2%
Alibaba Group Holding, Ltd., 4.50%, 11/28/34 (c)		300	306,471
First Data Corp., 8.25%, 1/15/21 (c)		200	214,500

			520,971

Media — 2.5%
21st Century Fox America, Inc., 3.00%, 9/15/22		400	406,030
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 1/15/25		400	410,777
DISH DBS Corp., 7.13%, 2/01/16		2,500	2,609,375
NBCUniversal Media LLC, 4.45%, 1/15/43		400	435,151
Time Warner, Inc.:
4.05%, 12/15/23		1,000	1,073,957
6.10%, 7/15/40		200	252,783
Viacom, Inc., 4.25%, 9/01/23		800	834,406
Wind Acquisition Finance SA, 7.38%, 4/23/21 (c)		200	208,500

			6,230,979

Metals & Mining — 0.6%
ArcelorMittal, 6.25%, 3/01/21		400	436,000
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (c)		300	250,875
Glencore Funding LLC, 4.13%, 5/30/23 (c)		500	511,674
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	201,097

			1,399,646

Multi-Utilities — 0.2%
Veolia Environnement SA, 4.63%, 3/30/27	EUR	400	604,243

Oil, Gas & Consumable Fuels — 6.0%
Apache Corp., 4.25%, 1/15/44	USD	1,000	974,277
California Resources Corp., 6.00%, 11/15/24 (c)		300	267,375
Canadian Natural Resources, Ltd., 6.50%, 2/15/37		500	598,630
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	217,500
5.75%, 3/15/23		50	52,188

FDP SERIES, INC.	FEBRUARY 28, 2015	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24	USD	800	$825,329
Enable Midstream Partners LP, 3.90%, 5/15/24 (c)		400	392,349
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (c)		400	452,348
Energy Transfer Equity LP, 7.50%, 10/15/20		300	343,500
Energy Transfer Partners LP, 5.15%, 2/01/43		200	208,628
EnLink Midstream Partners LP, 5.05%, 4/01/45		600	629,599
Ensco PLC, 5.75%, 10/01/44		400	416,419
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	308,468
Series B, 7.03%, 1/15/68 (b)		100	108,375
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (c)		500	500,625
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23		100	99,163
4.25%, 9/01/24		400	417,684
Kinder Morgan Finance Co. LLC, 5.70%, 1/05/16		3,000	3,108,675
Kinder Morgan, Inc.:
5.55%, 6/01/45		200	214,706
5.05%, 2/15/46		500	505,608
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		350	298,375
MPLX LP, 4.00%, 2/15/25		400	405,738
Petrobras Global Finance BV, 3.15%, 3/17/20 (b)		900	759,600
Sanchez Energy Corp., 6.13%, 1/15/23 (c)		200	183,500
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24 (c)		600	650,910
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	418,690
Weatherford International Ltd., 5.95%, 4/15/42		900	784,051
Williams Partners LP, 5.10%, 9/15/45		600	595,567

			14,737,877

Corporate Bonds		Par (000)	Value

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 3.73%, 7/15/23 (c)	USD	1,000	$1,040,997
Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, 1/15/19		18	17,772

			1,058,769

Pharmaceuticals — 0.3%
AbbVie, Inc., 4.40%, 11/06/42		400	420,539
Zoetis, Inc.:
3.25%, 2/01/23		100	99,572
4.70%, 2/01/43		300	306,139

			826,250

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.:
3.50%, 1/31/23		500	487,943
5.00%, 2/15/24		500	545,468
ERP Operating LP, 5.75%, 6/15/17		500	548,606
HCP, Inc., 3.88%, 8/15/24		900	921,263
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	545,143
Realty Income Corp., 4.13%, 10/15/26		600	630,493

			3,678,916

Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	995,934

Specialty Retail — 0.7%
Bed Bath & Beyond, Inc., 5.17%, 8/01/44		900	976,551
Edcon Proprietary Ltd., 9.50%, 3/01/18 (c)	EUR	200	182,987
Tiffany & Co., 4.90%, 10/01/44 (c)	USD	500	517,515

			1,677,053

Tobacco — 0.6%
Altria Group, Inc., 4.25%, 8/09/42		1,200	1,208,105
Lorillard Tobacco Co., 3.75%, 5/20/23		300	303,571

			1,511,676

Trading Companies & Distributors — 0.8%
International Lease Finance Corp., 8.63%, 9/15/15		2,000	2,067,500

Transportation Infrastructure — 0.6%
Aeroporti di Roma SpA, 3.25%, 2/20/21	EUR	300	380,224
DP World Ltd., 6.85%, 7/02/37 (c)	USD	380	443,734

FDP SERIES, INC.	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Transportation Infrastructure (concluded)
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (c)	USD	500	$519,912

			1,343,870

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22		300	290,625

Total Corporate Bonds — 35.8%			87,990,707

Floating Rate Loan Interests (b)

Aerospace & Defense — 0.1%
Doncasters Finance US LLC, Term Loan, 4.50%, 4/09/20		35	34,350
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		56	55,717
Term Loan D, 3.75%, 6/04/21		33	32,605

			122,672

Auto Components — 0.2%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/29/17		131	131,381
Crowne Group LLC, 1st Lien Term Loan, 6.00%, 9/30/20		170	166,672
Henniges Automotive Holdings, Inc., Term Loan B, 5.50%, 6/12/21		129	129,010
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		61	61,224

			488,287

Capital Markets — 0.0%
Guggenheim Partners LLC, Term Loan, 4.25%, 7/22/20		45	44,574

Chemicals — 0.3%
AZ Chem US, Inc., 1st Lien Term Loan, 4.50%, 6/12/21		165	164,962
Cyanco Intermediate Corp., Term Loan B, 5.50%, 5/01/20		379	372,145
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		31	30,960
OCI Beaumont LLC, Term Loan B3, 5.00%, 8/20/19		81	80,576
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/19		62	58,406
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.00%, 3/19/20		60	59,566

Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
Univar, Inc., Term Loan B, 5.00%, 6/30/17	USD	47	$46,402

			813,017

Commercial Services & Supplies — 0.3%
Connolly Corp., 1st Lien Term Loan, 5.00%, 5/14/21		198	199,194
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		209	210,020
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21		235	230,644

			639,858

Communications Equipment — 0.0%
Ciena Corp., Term Loan B, 3.75%, 7/15/19		24	24,149

Containers & Packaging — 0.3%
Caraustar Industries, Inc., Term Loan:
Add on B, 8.00%, 5/08/19		290	282,750
8.00%, 5/01/19		139	136,224
Exopack LLC, 2013 Term Loan B, 5.25%, 5/08/19		397	397,961

			816,935

Diversified Consumer Services — 0.3%
Fitness International LLC, Term Loan B, 5.50%, 7/01/20		316	301,247
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		349	310,229

			611,476

Diversified Financial Services — 0.3%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		493	494,059
TransUnion LLC, Term Loan, 4.00%, 4/09/21		349	347,431

			841,490

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		140	139,213

Electrical Equipment — 0.0%
Regal Cinemas, Inc., Term Loan B, 2.76%, 8/23/17		46	45,818

Electronic Equipment, Instruments & Components — 0.1%
Sensus USA Inc., 1st Lien Term Loan, 4.50%, 5/09/17		136	135,929

FDP SERIES, INC.	FEBRUARY 28, 2015	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Food Products — 0.1%
Big Heart Pet Brands, Term Loan B, 3.50%, 3/08/20	USD	144	$143,349

Health Care Equipment & Supplies — 0.1%
Kinetic Concepts, Inc., Term Loan E1, 1.00%, 5/04/18		107	106,807
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		128	128,094

			234,901

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		6	5,605
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		144	144,529
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		8	7,708
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		78	77,652

			235,494

Health Care Technology — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		134	131,886

Hotels, Restaurants & Leisure — 0.4%
24 Hour Fitness Worldwide, Inc., Term Loan B, 4.75%, 5/28/21		143	141,662
Boyd Gaming Corp., Term Loan A, 1.00%, 8/14/18		6	6,113
Cannery Casino Resorts LLC, Term Loan B, 6.00%, 10/02/18		327	316,662
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		65	65,046
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 1.00%, 5/14/20		140	136,529
TGI Friday's, Inc., 1st Lien Term Loan, 5.25%, 7/15/20		5	5,216
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		275	277,195

			948,423

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co., LP:
Term Loan B1, 1.00%, 5/03/20		95	93,613

Floating Rate Loan Interests (b)		Par (000)	Value

Independent Power and Renewable Electricity Producers (concluded)
Calpine Construction Finance Co., LP (concluded):
Term Loan B2, 1.00%, 1/31/22	USD	52	$51,309

			144,922

Internet Software & Services — 0.2%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		564	539,314

IT Services — 0.2%
MoneyGram International, Inc., Term Loan B, 4.25%, 3/27/20		534	506,103
Ship US Bidco, Inc., Term Loan B2A, 1.00%, 11/30/19		38	38,095

			544,198

Machinery — 0.1%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		110	109,600
Signode Industrial Group US, Inc., Term Loan B, 3.75%, 5/01/21		119	118,377

			227,977

Media — 0.4%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		50	49,345
Radio One, Inc., Term Loan B, 7.50%, 3/31/16		183	183,157
UPC Financing Partnership, Term Loan AH, 3.25%, 6/30/21		130	128,862
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		697	695,220
Zuffa LLC, Term Loan B, 3.75%, 2/25/20		36	35,891

			1,092,475

Metals & Mining — 0.2%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		452	418,191
WireCo WorldGroup, Inc., New Term Loan, 1.00%, 2/15/17		5	5,451

			423,642

Multiline Retail — 0.0%
Dollar Tree, Inc., Term Loan B, 1.00%, 1/26/22		108	108,412

FDP SERIES, INC.	FEBRUARY 28, 2015	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.3%
Alfred Fueling Systems, Inc., 1st Lien Term Loan, 4.75%, 6/20/21	USD	49	$48,302
Bowie Resource Holdings LLC, 1st Lien Term Loan, 1.00%, 8/14/20		3	3,372
Citgo Petroleum Corp., Term Loan B, 4.50%, 7/29/21		25	24,373
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		110	92,090
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		96	91,797
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/20		128	120,767
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		358	327,331

			708,032

Paper & Forest Products — 0.0%
Appvion, Inc., Term Loan, 5.75%, 6/28/19		108	105,467

Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		436	419,767
Revlon Consumer Products Corporation, 2014 Term Loan B, 1.00%, 11/20/17		49	49,085

			468,852

Real Estate Management & Development — 0.0%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		10	9,716

Semiconductors & Semiconductor Equipment — 0.0%
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.50%, 5/07/21		61	61,701

Specialty Retail — 0.5%
BJ's Wholesale Club, Inc., 1st Lien Term Loan, 4.50%, 9/26/19		528	525,145
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		440	431,652
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		136	135,406
The The Men's Wearhouse, Inc., Term Loan B, 4.50%, 6/18/21		142	142,706

			1,234,909

Transportation — 0.1%
OSG Bulk Ships, Inc., Exit Term Loan, 5.25%, 8/05/19		133	131,411

Floating Rate Loan Interests (b)		Par (000)	Value

Transportation (concluded)
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19	USD	208	$207,224

			338,635

Total Floating Rate Loan Interests — 5.1%			12,425,723

Foreign Agency Obligations

Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	1,200 (d)	404,414
Export-Import Bank of Korea, 2.25%, 1/21/20	USD	800	806,848
Hungary Government Bond:
7.75%, 8/24/15	HUF	900	3,418
5.50%, 12/22/16	HUF	149,300	590,234
6.75%, 11/24/17		890	3,740
5.50%, 12/20/18		52,860	219,395
6.00%, 1/11/19	EUR	120	158,122
3.88%, 2/24/20		40	49,963
7.50%, 11/12/20	HUF	190	881
7.00%, 6/24/22		190	894
6.00%, 11/24/23		250	1,144
Iceland Government International Bond, 2.50%, 7/15/20	EUR	100	117,228
Ireland Government Bond:
4.50%, 4/18/20		113	153,364
5.00%, 10/18/20		186	261,807
5.40%, 3/13/25		201	322,438
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24		550	680,483
Korea Monetary Stabilization Bond:
2.47%, 4/02/15	KRW	486,000	442,970
2.76%, 6/02/15		606,700	553,802
2.80%, 8/02/15		435,280	397,904
2.81%, 10/02/15		60,000	54,923
2.07%, 12/02/16		900,000	820,667
Korea Treasury Bond:
3.25%, 6/10/15		32,100	29,344
2.75%, 12/10/15		250,830	229,839
2.75%, 6/10/16		100,000	91,936
3.00%, 12/10/16		2,045,500	1,895,461
Lithuania Government International Bond, 7.38%, 2/11/20 (c)	USD	310	378,975
Malaysia Government Bond:
3.84%, 8/12/15	MYR	1,310	364,699
4.72%, 9/30/15		1,709	478,108
3.20%, 10/15/15		855	237,425
3.17%, 7/15/16		2,500	692,667
4.26%, 9/15/16		1,000	281,377
4.24%, 2/07/18		2,250	636,184

FDP SERIES, INC.	FEBRUARY 28, 2015	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value

Mexican Bonos (e):
6.00%, 6/18/15	MXN	137	$9,254
8.00%, 12/17/15		10,948	759,745
6.25%, 6/16/16		18,907	1,307,350
7.25%, 12/15/16		21,721	1,538,686
Poland Government Bond:
0.00%, 7/25/15 (f)	PLN	1,457	390,580
6.25%, 10/24/15		535	148,571
0.00%, 1/25/16 (f)		375	99,717
5.00%, 4/25/16		1,735	485,567
2.01%, 1/25/17 (b)		376	101,596
2.01%, 1/25/21 (b)		381	102,135
Portugal Government International Bond, 5.13%, 10/15/24 (c)	USD	600	663,732
Republic of Ghana, 8.50%, 10/04/17	USD	100	104,075
Republic of Hungary:
3.50%, 7/18/16	EUR	20	23,272
4.38%, 7/04/17		45	54,140
5.75%, 6/11/18		95	121,757
Republic of Serbia, 4.88%, 2/25/20 (c)	USD	300	312,750
Russian Government International Bond, 7.50%, 3/31/30 (c)		642	687,507
Singapore Government Bond, 1.13%, 4/01/16	SGD	700	514,741
Spain Government Bond, 2.75%, 10/31/24 (c)	EUR	550	697,724
Ukraine Government International Bond, 7.95%, 2/23/21 (c)	USD	200	85,040
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320	361,600

Total Foreign Agency Obligations — 8.1%			19,930,193

Municipal Bonds

City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46		160	181,214
Coachella Valley Unified School District, GO, Series D, AGM, 5.00%, 8/01/37		230	251,130
Colorado Independent School District, GO, (PSF-GTD), 5.00%, 8/15/38		200	230,032
Commonwealth of Massachusetts, GO, Series A, 4.50%, 12/01/43		160	173,461
County of Nassau New York, GO, Series B:
5.00%, 4/01/39		270	303,793

Municipal Bonds		Par (000)	Value

County of Nassau New York, GO, Series B (concluded):
5.00%, 4/01/43	USD	270	$303,180
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50	56,431
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	305,946
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	130,123
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800	941,816
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	246,028
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475	346,907
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (f):
0.00%, 8/01/25		350	120,397
0.00%, 8/01/26		615	190,976
State of Arkansas, GO, 3.25%, 6/15/22		470	512,521
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	257,865
State of Illinois, GO, 5.88%, 3/01/19		495	552,366
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	230,968
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150	168,398

Total Municipal Bonds — 2.2%			5,503,552

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.8%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 1.86%, 10/25/34 (b)		185	181,483
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.05%, 11/25/34 (b)		78	74,275
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (b)(c)		149	150,392

FDP SERIES, INC.	FEBRUARY 28, 2015	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-6, Class 3A1, 5.00%, 9/25/19	USD	85	$88,141
Series 2005-C5, Class C, 5.10%, 8/15/38 (b)		1,000	1,014,808
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.43%, 3/26/36 (b)(c)		252	255,788
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.60%, 7/25/34 (b)		94	94,117
Series 2004-W, Class A9, 2.62%, 11/25/34 (b)		138	139,631
Wells Fargo Mortgage-Backed Securities Trust (concluded):
Series 2007-3, Class 3A1, 5.50%, 4/25/22		30	31,282

			2,029,917

Commercial Mortgage-Backed Securities — 6.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.58%, 6/10/49 (b)		735	792,149
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (b)		732	754,865
Class AM, 5.68%, 7/10/46		500	529,905
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class E, 5.14%, 10/12/42 (b)		800	801,410
Bear Stearns Commercial Mortgage Securities Trust (b):
5.43%, 3/11/39		694	711,292
5.74%, 9/11/38		112	115,017
5.61%, 9/11/41		640	655,896
5.71%, 6/11/40		950	1,032,871
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		155	153,844
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		615	602,061
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (c)		1,071	1,069,709

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Trust, Series 2005-GG5, Class AJ, 5.24%, 4/10/37 (b)	USD	250	$252,155
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	114,705
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.79%, 7/10/38 (b)		640	652,930
Series 2006-GG7, Class AM, 5.79%, 7/10/38 (b)		190	199,343
Series 2007-GG9, Class A4, 5.44%, 3/10/39		908	962,465
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class E, 5.98%, 3/15/46 (b)(c)		734	733,545
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (b)		210	161,522
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	722,068
Series 2006-LDP7, Class AJ, 5.84%, 4/15/45 (b)		640	638,214
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.86%, 6/15/38 (b)		790	828,978
Morgan Stanley Capital I Trust (b):
Series 2006-HQ8, Class AJ, 5.49%, 3/12/44		260	265,535
Series 2007-IQ16, Class AM, 6.08%, 12/12/49		850	931,973
Talisman Finance PLC, Series 6, Class A, 0.25%, 10/22/16 (b)	EUR	364	402,793
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AJ, 5.71%, 5/15/43 (b)	USD	600	619,047

			14,704,292

Total Non-Agency Mortgage-Backed Securities — 6.8%			16,734,209

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.4%
Fannie Mae, 5.38%, 6/12/17		1,000	1,107,816
Freddie Mac:
Series 2015-DN1, Class M3, 4.32%, 1/25/25 (b)		250	257,895

FDP SERIES, INC.	FEBRUARY 28, 2015	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities		Par (000)	Value

Series 2014-DN1, Class M3, 4.67%, 2/25/24 (b)	USD	550	$574,877
Series 2014-DN4, Class M3, 4.72%, 10/25/24 (b)		250	261,296
6.25%, 7/15/32		800	1,182,482

			3,384,366

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.42%, 2/25/37 (b)		411	411,910
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		79	78,837

			490,747

Mortgage-Backed Securities — 17.2%
Fannie Mae Mortgage-Backed Securities:
1.50%, 5/01/33 (b)	12	12,639
Fannie Mae Mortgage-Backed Securities (concluded):
1.74%, 10/01/32 (b)	78	82,025
1.94%, 9/01/34 (b)	339	359,079
2.05%, 4/01/35 (b)	167	178,628
2.06%, 4/01/35 (b)	19	19,256
2.50%, 3/01/30 (g)	7,400	7,579,219
3.00%, 3/01/45 (g)	7,300	7,436,336
3.50%, 3/01/45 (g)	10,450	10,951,885
4.00%, 3/01/45 (g)	1,000	1,069,152
5.00%, 8/01/35 - 4/01/37	248	276,021
5.50%, 11/01/34 - 3/01/36	1,680	1,911,910
6.00%, 6/01/21 - 9/01/38	688	781,716
6.50%, 1/01/36	41	47,101
Freddie Mac Mortgage-Backed Securities:
1.94%, 11/01/27 (b)	169	174,280
2.29%, 9/01/32 (b)	11	11,192
2.48%, 4/01/32 (b)	47	50,414
3.50%, 3/01/45 (g)	3,200	3,348,625
4.50%, 9/01/20	26	27,343
5.00%, 7/01/23 - 2/01/39	936	1,032,917
5.50%, 11/01/37	5	5,348
6.00%, 10/01/21 - 4/01/38	83	90,774
6.50%, 9/01/38	10	11,593
Ginnie Mae Mortgage-Backed Securities:
3.00%, 3/01/45 (g)	1,000	1,026,602
3.50%, 3/01/45 (g)	5,400	5,663,250
6.50%, 12/20/37 - 7/15/38	181	207,078

		42,354,383

Total U.S. Government Sponsored Agency Securities — 18.8%		46,229,496

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
3.50%, 2/15/39	USD	100	$117,391
4.63%, 2/15/40		800	1,108,813
4.38%, 5/15/41		100	135,266
3.13%, 11/15/41		100	110,719
3.13%, 2/15/42		100	110,562
3.00%, 5/15/42		100	108,078
2.88%, 5/15/43		800	843,125
U.S. Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,183	1,215,327
0.13%, 4/15/16		1,596	1,614,275

Total U.S. Treasury Obligations — 2.2%			5,363,556

Investment Companies — 0.1%		Shares

PowerShares Senior Loan Portfolio		8,100	195,939

Other Interests (h)		Beneficial Interest (000)

General Motors II		7	—
Motors Liquidation Co. GUC Trust (i)		—	2,880

Total Other Interests — 0.0%			2,880

Preferred Securities		Par (000)

Capital Trusts

Banks — 0.8%
Bank of America Corp., Series M, 8.13% (b)(j)		300	322,875
Wachovia Capital Trust III, 5.57% (b)(j)		1,000	993,750
Wells Fargo & Co., Series U, 5.88% (b)(j)		700	736,750

			2,053,375

Diversified Financial Services — 0.5%
JPMorgan Chase & Co., Series V, 5.00% (b)(j)		500	491,875

FDP SERIES, INC.	FEBRUARY 28, 2015	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Capital Trusts		Shares	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co., Series X, 6.10% (b)(j)	USD	600	$615,750

			1,107,625

Electric Utilities — 0.2%
Electricite de France SA, 5.25% (b)(c)(j)		500	530,000

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	702,000

Total Capital Trusts — 1.8%			4,393,000

Preferred Stock — 0.3%

Banks — 0.3%
US Bancorp, 6.00% (b)		24,000	653,520

Total Preferred Securities — 2.1%			5,046,520

Warrants (k)

Automobiles — 0.0%
General Motors Co.: (Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		648	17,742
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		648	12,494

Total Warrants — 0.0%			30,236

Total Long-Term Investments (Cost — $210,248,456) — 86.3%			212,066,048

Short-Term Securities

U.S. Treasury Obligations		Par (000)

U.S. Treasury Bills (l):
0.01% - 0.01%, 3/05/15		16,000	15,999,984

U.S. Treasury Obligations		Par (000)

U.S. Treasury Bills (l) (concluded):
0.02% - 0.03%, 3/12/15	USD	5,000	$4,999,990
0.04% - 0.04%, 4/02/15		5,000	4,999,935

Total U.S. Treasury Obligations — 10.6%			25,999,909

Foreign Agency Obligations – 0.0% (k)

Philippine Treasury Bills, 0.00%, 3/04/15 (l)	PHP	480	10,793

Total Foreign Agency Obligations — 0.0%			10,793

Time Deposits — 15.9%

United States — 15.9%
Brown Brothers Harriman & Co., 0.01%, 3/02/15	USD	39,163	39,162,813

Total Time Deposits — 15.9%			39,162,813

Total Short-Term Securities (Cost — $65,173,265) — 26.5%			65,173,515

Options Purchased (Cost — $2,050,743) — 1.2%			3,024,616

Total Investments (Cost — $277,472,464*) — 114.0%			280,264,179
Liabilities in Excess of Other Assets — (14.0)%			(34,407,145)

Net Assets — 100.0%			$245,857,034

*			As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$277,510,504

Gross unrealized appreciation			$7,555,280
Gross unrealized depreciation			(4,801,605)

Net unrealized appreciation			$$2,753,675

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(e)	Security trades in units with each unit equal to a par amount of MXN 100.
(f)	Zero-coupon bond.
FDP SERIES, INC.	FEBRUARY 28, 2015	12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

BNP Paribas Securities Corp.	$5,663,250	$(9,281)
Bank of America N.A.	$7,579,219	$(12,718)
Bank of America N.A.	$1,026,602	$(3,867)
Goldman Sachs & Co.	$10,951,885	$(20,615)
Morgan Stanley & Co. LLC	$1,069,152	$1,691
Morgan Stanley & Co. LLC	$7,436,336	$(46,450)
Wells Fargo Securities, LLC	$3,348,625	$(7,375)

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Amount is less than $500.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(l)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

ABS	Asset-Backed Security
AGM	Assured Guaranty Municipal Corp.
BRL	Brazilian Real
CAB	Capital Appreciation Bonds
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EDA	Economic Development Authority
EUR	Euro
GO	General Obligation Bonds
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysia
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

15	Euro-Bond Future	Eurex Mercantile	March 2015	EUR	2,676,656	$113,111
32	10-Year Australian T-Bond	Sydney Future Exchange	March 2015	AUD	3,291,350	134,510
(20)	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	4,371,563	1,200
(116)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	13,836,625	24,020

Total						$272,841

FDP SERIES, INC.	FEBRUARY 28, 2015	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	As of February 28, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

CAD	208,440	USD	190,009	Deutsche Bank AG	3/09/15	$(23,289)
CLP	25,162,000	USD	43,874	JPMorgan Chase Bank N.A.	3/09/15	(3,116)
CLP	34,940,000	USD	61,363	Morgan Stanley & Co. LLC	3/09/15	(4,766)
CLP	31,310,000	USD	55,836	Morgan Stanley & Co. LLC	3/09/15	(5,119)
EUR	1,007,774	SEK	9,333,800	Deutsche Bank AG	3/09/15	8,213
EUR	492,206	USD	600,147	Deutsche Bank AG	3/09/15	(49,306)
EUR	506,529	USD	574,404	Deutsche Bank AG	3/09/15	(7,533)
EUR	47,248	USD	53,593	JPMorgan Chase Bank N.A.	3/09/15	(717)
SEK	9,333,800	EUR	1,023,353	Deutsche Bank AG	3/09/15	(25,648)
SGD	251,150	USD	200,343	Deutsche Bank AG	3/09/15	(16,095)
SGD	163,700	USD	131,074	Deutsche Bank AG	3/09/15	(10,981)
SGD	131,000	USD	104,847	HSBC Bank PLC	3/09/15	(8,743)
USD	165,804	CAD	208,440	Deutsche Bank AG	3/09/15	(916)
USD	41,007	CLP	25,162,000	JPMorgan Chase Bank N.A.	3/09/15	249
USD	108,084	CLP	66,250,000	Morgan Stanley & Co. LLC	3/09/15	769
USD	1,237	EUR	896	Deutsche Bank AG	3/09/15	234
USD	139,340	EUR	101,235	Deutsche Bank AG	3/09/15	26,045
USD	583,494	EUR	428,064	Deutsche Bank AG	3/09/15	104,436
USD	166,897	EUR	123,103	Deutsche Bank AG	3/09/15	29,129
USD	281,132	EUR	206,837	Deutsche Bank AG	3/09/15	49,656
USD	188,745	EUR	138,600	Deutsche Bank AG	3/09/15	33,634
USD	65,288	EUR	47,248	JPMorgan Chase Bank N.A.	3/09/15	12,411
USD	213,620	SGD	283,281	Deutsche Bank AG	3/09/15	5,800
USD	97,070	SGD	131,569	Deutsche Bank AG	3/09/15	549
USD	96,672	SGD	131,000	HSBC Bank PLC	3/09/15	568
CLP	132,465,000	USD	228,822	Morgan Stanley & Co. LLC	5/07/15	(15,287)
EUR	685,712	USD	777,015	Deutsche Bank AG	5/07/15	(9,068)
PHP	52,545,000	USD	1,193,526	JPMorgan Chase Bank N.A.	5/07/15	(2,398)
USD	215,006	CLP	132,465,000	Morgan Stanley & Co. LLC	5/07/15	1,470
USD	110,208	EUR	82,368	Barclays Bank PLC	5/07/15	17,962
USD	26,372	EUR	20,375	Barclays Bank PLC	5/07/15	3,554
USD	65,071	EUR	50,324	Barclays Bank PLC	5/07/15	8,712
USD	8,358	EUR	6,585	Barclays Bank PLC	5/07/15	983
USD	25,691	EUR	18,969	Citibank N.A.	5/07/15	4,447
USD	49,290	EUR	36,797	Citibank N.A.	5/07/15	8,080
USD	13,928	EUR	10,398	Citibank N.A.	5/07/15	2,283
USD	557,166	EUR	406,512	Deutsche Bank AG	5/07/15	101,902
USD	130,376	EUR	95,745	Deutsche Bank AG	5/07/15	23,149
USD	699,562	EUR	512,800	Deutsche Bank AG	5/07/15	125,264
USD	708,172	EUR	521,367	Deutsche Bank AG	5/07/15	124,281
USD	521,290	EUR	385,000	Deutsche Bank AG	5/07/15	90,119
USD	146,718	EUR	108,890	Deutsche Bank AG	5/07/15	24,770
USD	99,338	EUR	74,684	Deutsche Bank AG	5/07/15	15,697
USD	428,589	EUR	330,039	Deutsche Bank AG	5/07/15	58,970
USD	94,055	EUR	74,000	JPMorgan Chase Bank N.A.	5/07/15	11,180
USD	896,055	PHP	40,268,700	JPMorgan Chase Bank N.A.	5/07/15	(16,786)
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	211,145
CLP	84,164,600	USD	142,038	Deutsche Bank AG	6/18/15	(6,879)
SGD	254,500	USD	200,094	Deutsche Bank AG	6/18/15	(13,775)
SGD	823,234	USD	637,388	Morgan Stanley & Co. LLC	6/18/15	(34,699)
USD	136,035	CLP	84,164,600	Deutsche Bank AG	6/18/15	876
USD	19,371	EUR	15,341	Barclays Bank PLC	6/18/15	2,180
FDP SERIES, INC.	FEBRUARY 28, 2015	14

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	As of February 28, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	101,485	EUR	80,697	Deutsche Bank AG	6/18/15	$11,054
USD	136,602	EUR	109,303	Deutsche Bank AG	6/18/15	14,115
USD	661,094	EUR	525,804	Deutsche Bank AG	6/18/15	71,870
USD	130,490	EUR	103,860	Deutsche Bank AG	6/18/15	14,103
USD	136,235	EUR	109,478	Deutsche Bank AG	6/18/15	13,552
USD	715,007	EUR	574,303	Deutsche Bank AG	6/18/15	71,436
USD	866,986	EUR	699,464	Deutsche Bank AG	6/18/15	83,157
USD	571,468	EUR	458,753	Deutsche Bank AG	6/18/15	57,384
USD	307,615	EUR	248,708	Deutsche Bank AG	6/18/15	28,909
USD	424,139	EUR	344,688	Deutsche Bank AG	6/18/15	37,877
USD	5,133	EUR	4,082	JPMorgan Chase Bank N.A.	6/18/15	559
USD	123,084	EUR	98,696	JPMorgan Chase Bank N.A.	6/18/15	12,484
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	18,574
CAD	253,000	USD	213,800	Barclays Bank PLC	7/23/15	(11,769)
CAD	83,000	USD	70,162	Citibank N.A.	7/23/15	(3,883)
CAD	311,000	USD	262,115	Deutsche Bank AG	7/23/15	(13,769)
SGD	152,100	USD	112,642	Deutsche Bank AG	7/23/15	(1,344)
SGD	174,000	USD	128,870	HSBC Bank PLC	7/23/15	(1,547)
SGD	108,000	USD	79,982	JPMorgan Chase Bank N.A	7/23/15	(954)
USD	200,983	CAD	253,000	Barclays Bank PLC	7/23/15	(1,047)
USD	65,937	CAD	83,000	Citibank N.A.	7/23/15	(342)
USD	247,031	CAD	311,000	Deutsche Bank AG	7/23/15	(1,315)
USD	44,144	EUR	36,980	Barclays Bank PLC	7/23/15	2,679
USD	1,412,621	EUR	1,190,879	Deutsche Bank AG	7/23/15	77,318
USD	146,548	EUR	124,214	Deutsche Bank AG	7/23/15	7,270
USD	457,838	EUR	387,966	Deutsche Bank AG	7/23/15	22,822
USD	1,152,600	EUR	1,000,000	Deutsche Bank AG	7/23/15	31,325
USD	94,230	EUR	83,000	Deutsche Bank AG	7/23/15	1,164
USD	99,104	EUR	82,955	JPMorgan Chase Bank N.A.	7/23/15	6,089
USD	109,701	EUR	95,800	Deutsche Bank AG	8/27/15	2,219
USD	206,770	EUR	182,000	Deutsche Bank AG	8/27/15	2,578
USD	241,202	EUR	210,700	JPMorgan Chase Bank N.A.	8/27/15	4,810
SGD	131,569	USD	96,856	Deutsche Bank AG	9/17/15	(653)
SGD	131,000	USD	96,504	HSBC Bank PLC	9/17/15	(718)
USD	575,822	EUR	506,529	Deutsche Bank AG	9/17/15	7,281
USD	53,739	EUR	47,248	JPMorgan Chase Bank N.A.	9/17/15	707
DKK	6,180,000	USD	964,179	Deutsche Bank AG	1/15/16	(27,176)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	69,936
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	73,927
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	34,307
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	14,035
USD	1,842,408	DKK	12,018,025	Royal Bank of Scotland PLC	2/17/16	17,761
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	41,279
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	31,305
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	162,904
Total						$1,835,869

FDP SERIES, INC.	FEBRUARY 28, 2015	15

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	As of February 28, 2015, OTC options purchased were as follows:

Description	Counterparty/ Clearinghouse	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value

USD Currency	Citigroup, Inc.	Call	USD	105.00	6/16/15	USD	14,200,000	$1,730,966
EUR Currency	Citibank, N.A.	Put	EUR	1.32	5/12/15	EUR	6,500,000	1,293,650

Total								$3,024,616

•	As of February 28, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	$(304)	$(165)	$(139)
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/15	USD	270	(631)	(314)	(317)
International Lease Finance Corp.	5.00%	Deutsche Bank AG	9/20/15	USD	2,000	(49,053)	(47,687)	(1,366)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(50,600)	(40,698)	(9,902)
DISH DBS Corp.	5.00%	Goldman Sachs International	3/20/16	USD	2,500	(108,200)	(102,209)	(5,991)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(78,315)	(69,315)	(9,000)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(78,315)	(66,798)	(11,517)
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,328	(76,403)	(51,360)	(25,043)
PPL Energy Supply LLC	5.00%	Morgan Stanley	6/20/16	USD	600	(34,499)	(33,435)	(1,064)
PPL Energy Supply LLC	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	600	(34,499)	(33,511)	(988)
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/16	USD	560	(41,312)	(30,580)	(10,732)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(85,552)	(56,843)	(28,709)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(126,154)	(108,474)	(17,680)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(11,082)	8,397	(19,479)
Alcatel-Lucent USA, Inc.	5.00%	Goldman Sachs International	9/20/17	USD	1,000	(95,908)	(75,600)	(20,308)
Lennar Corp.	5.00%	Citibank N.A.	9/20/19	USD	200	(28,190)	(20,539)	(7,651)
Lenar Corp.	5.00%	Citibank N.A.	12/20/19	USD	300	(42,913)	(36,339)	(6,574)
Total						$(941,930)	$(765,470)	$(176,460)

•	As of February 28, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B	USD	100	$4,702	$(186)	$4,888
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	100	4,702	1,465	3,237
First Data Corp.	5.00%	Barclays Capital, Inc.	3/20/16	B	USD	200	9,403	—	9,403

FDP SERIES, INC.	FEBRUARY 28, 2015	16

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	As of February 28, 2015, OTC credit default swaps – sold protection outstanding were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
IHeart Communications, Inc.	5.00%	Goldman Sachs International	12/20/16	CCC-	USD	250	$(13,579)	$(21,820)	$8,241
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA-	USD	350	6,337	(1,784)	8,121
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	BBB+	USD	700	11,082	(8,397)	19,479
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	NR	USD	376	15,547	2,892	12,655
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	NR	USD	376	15,547	2,903	12,644
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA-	USD	400	8,135	(1,450)	9,585
Markit LCDX North America Index, Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	NR	USD	294	11,076	8,625	2,451
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/18	B	USD	400	36,223	20,418	15,805
Anadarko Petroleum Corp.	1.00%	Barclays Capital, Inc.	9/20/19	BBB-	USD	500	4,658	10,692	(6,034)
Beazer Homes USA, Inc.	5.00%	Citibank N.A	9/20/19	CCC	USD	200	6,878	3,708	3,170
Portugal Republic	1.00%	Deutsche Bank AG	9/20/19	BB	USD	450	(2,661)	(21,612)	18,951
Valero Energy Corp.	1.00%	Goldman Sachs International	9/20/19	BBB	USD	800	9,739	3,089	6,650
Tate & Lyle International Finance PLC	1.00%	Citibank N.A.	9/20/19	BBB	EUR	350	3,869	7,044	(3,175)
Poland Republic	1.00%	Goldman Sachs International	12/20/19	A-	USD	400	7,869	6,672	1,197
Beazer Homes USA, Inc.	5.00%	Citibank N.A.	12/20/19	CCC	USD	300	8,146	8,141	5
Markit MCDX North America Index, Series 23	1.00%	Citibank N.A.	12/20/19	AA-	USD	500	2,855	3,171	(316)
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	800	(5,151)	(11,243)	6,092
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BBB	USD	500	(75,624)	(29,071)	(46,553)
Markit MCDX North America Index, Series 23	1.00%	Goldman Sachs International	12/20/24	AA-	USD	700	(18,371)	(16,985)	(1,386)
FDP SERIES, INC.	FEBRUARY 28, 2015	17

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	OTC credit default swaps – sold protection outstanding as of February 28, 2015 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America IG Index, Series 23	1.00%	JPMorgan Chase Bank N.A.	12/20/24	AA-	USD	1,250	$22,215	$(11,634)	$33,849
Markit CMBX North America AM Index, Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	BBB+	USD	540	(3,872)	(7,405)	3,533
Markit CMBX North America AM Index, Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	BBB+	USD	290	(2,080)	(4,153)	2,073
Total							$67,645	$(56,920)	$124,565

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2015	18

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

As of February 28, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Automobiles	$26,677	—	—	$26,677
Paper & Forest Products	906	—	—	906
Asset-Backed Securities	—	$12,585,454	—	12,585,454
Corporate Bonds [1]	—	87,990,707	—	87,990,707
Floating Rate Loan Interests [1]	—	10,419,893	$2,005,830	12,425,723
Foreign Agency Obligations	—	19,940,986	—	19,940,986
Municipal Bonds	—	5,503,552	—	5,503,552
Non-Agency Mortgage-Backed Securities	—	16,734,209	—	16,734,209
U.S. Government Sponsored Agency Securities	—	46,229,496	—	46,229,496
U.S. Treasury Obligations	—	31,363,465	—	31,363,465
Investment Companies	195,939	—	—	195,939
Other Interests	2,880	—	—	2,880
Preferred Securities	653,520	4,393,000	—	5,046,520
Warrants	30,236	—	—	30,236
Time Deposits	—	39,162,813	—	39,162,813
Options Purchased	—	3,024,616	—	3,024,616
Liabilities:
Unfunded Floating Rate Interests	—	—	(3,058)	(3,058)
Total	$910,158	$277,348,191	$2,002,772	$280,261,121

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$182,029	—	$182,029
Foreign currency exchange contracts	—	2,155,507	—	2,155,507
Interest rate contracts	$272,841	—	—	272,841
Liabilities:
Credit contracts	—	(233,924)	—	(233,924)
Foreign currency exchange contracts	—	(319,638)	—	(319,638)
Total	$272,841	$1,783,974	—	$2,056,815

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$892,299	—	—	$892,299
Foreign currency at value	1,850,435	—	—	1,850,435
Total	$2,742,734	—	—	$2,742,734

FDP SERIES, INC.	FEBRUARY 28, 2015	19

Schedule of Investments February 28, 2015 (Unaudited)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.2%
Honeywell International, Inc.	12,692	$1,304,484
Textron, Inc.	48,871	2,165,474

		3,469,958

Auto Components — 1.9%
Johnson Controls, Inc.	58,341	2,964,306

Automobiles — 1.9%
General Motors Co.	81,486	3,040,243

Banks — 3.4%
Fifth Third Bancorp	87,130	1,686,837
The PNC Financial Services Group, Inc. (a)	500	45,980
US Bancorp	14,230	634,800
Wells Fargo & Co.	54,405	2,980,850

		5,348,467

Capital Markets — 5.8%
The Bank of New York Mellon Corp.	57,003	2,231,097
The Goldman Sachs Group, Inc.	8,907	1,690,460
Morgan Stanley	72,444	2,592,771
State Street Corp.	34,367	2,558,623

		9,072,951

Communications Equipment — 2.1%
Cisco Systems, Inc.	111,290	3,284,168

Diversified Financial Services — 9.5%
Bank of America Corp.	184,633	2,919,048
Citigroup, Inc.	133,174	6,980,981
JPMorgan Chase & Co.	81,625	5,001,980

		14,902,009

Diversified Telecommunication Services — 0.6%
Vivendi SA (b)	38,031	925,883

Electric Utilities — 0.5%
FirstEnergy Corp.	21,427	749,516

Electrical Equipment — 0.9%
Emerson Electric Co.	25,390	1,470,589

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	51,431	1,254,916

Energy Equipment & Services — 3.5%
Halliburton Co.	34,685	1,489,374
Noble Corp. PLC	61,816	1,028,618
Weatherford International PLC (b)	240,548	3,052,554

		5,570,546

Food & Staples Retailing — 1.3%
CVS Health Corp.	10,121	1,051,268

Common Stocks	Shares	Value

Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc.	12,335	$1,035,277

		2,086,545

Food Products — 3.0%
ConAgra Foods, Inc.	72,606	2,539,758
Mondelez International, Inc., Class A	31,360	1,158,282
Unilever NV - NY Shares	24,452	1,062,928

		4,760,968

Health Care Equipment & Supplies — 0.7%
Medtronic PLC	14,401	1,117,374

Health Care Providers & Services — 1.9%
Anthem Inc.	13,282	1,945,149
Express Scripts Holding Co. (b)	13,285	1,126,435

		3,071,584

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	75,569	3,324,280

Household Durables — 0.7%
Newell Rubbermaid, Inc.	29,048	1,141,296

Industrial Conglomerates — 2.6%
General Electric Co.	158,586	4,121,650

Insurance — 3.6%
Aflac, Inc.	22,770	1,417,433
The Allstate Corp.	29,312	2,069,427
MetLife, Inc.	42,857	2,178,421

		5,665,281

Internet Software & Services — 2.3%
eBay, Inc. (b)	47,771	2,766,419
Yahoo!, Inc. (b)	20,158	892,596

		3,659,015

Machinery — 1.4%
Ingersoll-Rand PLC	32,908	2,211,088

Media — 7.1%
CBS Corp., Class B	13,161	777,815
Comcast Corp., Class A	40,599	2,410,769
Time Warner Cable, Inc.	13,628	2,099,393
Time Warner, Inc.	12,346	1,010,644
Twenty-First Century Fox, Inc.	59,622	2,029,533
Viacom, Inc., Class B	39,750	2,780,115

		11,108,269

Metals & Mining — 0.8%
Alcoa, Inc.	81,816	1,210,059

Multi-Utilities — 0.4%
PG&E Corp.	11,609	623,752

FDP SERIES, INC.	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Multiline Retail — 2.8%
Kohl's Corp.	36,973	$2,728,608
Target Corp.	21,834	1,677,506

		4,406,114

Oil, Gas & Consumable Fuels — 12.2%
BP PLC - ADR	72,446	3,002,162
Chevron Corp.	16,546	1,765,127
Devon Energy Corp.	30,180	1,858,786
Hess Corp.	11,771	883,767
Murphy Oil Corp.	37,148	1,890,462
Occidental Petroleum Corp.	18,983	1,478,396
QEP Resources, Inc.	65,696	1,411,150
Royal Dutch Shell PLC - ADR, Class A	52,427	3,427,153
Suncor Energy, Inc.	116,357	3,502,346

		19,219,349

Paper & Forest Products — 1.0%
International Paper Co.	27,523	1,552,572

Pharmaceuticals — 9.7%
AbbVie, Inc.	20,990	1,269,895
Bristol-Myers Squibb Co.	18,020	1,097,778
GlaxoSmithKline PLC - ADR	13,982	663,027
Merck & Co., Inc.	53,426	3,127,558
Novartis AG, Registered Shares	28,279	2,892,209
Pfizer, Inc.	78,475	2,693,262
Roche Holding AG - ADR	40,041	1,366,599
Sanofi - ADR	43,909	2,145,394

		15,255,722

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	48,209	1,602,949

Software — 4.7%
Autodesk, Inc. (b)	11,675	750,002
Citrix Systems, Inc. (b)	27,596	1,757,175

Common Stocks	Shares	Value

Software (concluded)
Microsoft Corp.	58,205	$2,552,289
Symantec Corp.	91,380	2,299,121

		7,358,587

Technology Hardware, Storage & Peripherals — 1.5%
Hewlett-Packard Co.	57,306	1,996,541
NetApp, Inc.	8,140	314,611

		2,311,152

Textiles, Apparel & Luxury Goods — 0.4%
Fossil Group, Inc. (b)	7,239	622,626

Total Long-Term Investments (Cost — $104,586,762) — 94.3%		148,483,784

Short-Term Securities	Par (000)

United States — 5.4%
Brown Brothers Harriman & Co., 0.01%, 3/02/15	$8,544	8,544,164

Total Short-Term Securities (Cost — $8,544,164) — 5.4%		8,544,164

Total Investments (Cost — $113,130,926*) — 99.7%		157,027,948
Other Assets Less Liabilities — 0.3%		539,334

Net Assets — 100.0%		$157,567,282

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$114,362,558

Gross unrealized appreciation		$46,758,605
Gross unrealized depreciation		(4,093,215)

Net unrealized appreciation		$42,665,390

Notes to Schedule of Investments
(a)	During the period ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at May 31, 2014	Shares Purchased	Shares Sold	Shares Held at February 28, 2015	Value at February 28, 2015	Income	Realized Gain (Loss)
The PNC Financial Services Group, Inc.	500	—	—	500	$45,980	$720	—

(b)	Non-income producing security.

FDP SERIES, INC.	FEBRUARY 28, 2015	2

Schedule of Investments (continued)	Invesco Value FDP Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•	As of February 28, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	752,428	CAD	951,159	Barclays Bank PLC	3/13/15	$(8,321)
USD	753,734	CAD	952,592	Canadian Imperial Bank of Commerce	3/13/15	(8,160)
USD	752,892	CAD	951,159	Deutsche Bank AG	3/13/15	(7,856)
USD	752,368	CAD	951,159	Goldman Sachs International	3/13/15	(8,380)
USD	892,519	CHF	828,347	Barclays Bank PLC	3/13/15	23,367
USD	892,794	CHF	828,348	Canadian Imperial Bank of Commerce	3/13/15	23,641
USD	892,788	CHF	828,346	Deutsche Bank AG	3/13/15	23,637
USD	891,990	CHF	828,222	Goldman Sachs International	3/13/15	22,969
USD	1,285,737	EUR	1,139,075	Barclays Bank PLC	3/13/15	10,924
USD	1,285,823	EUR	1,139,076	Canadian Imperial Bank of Commerce	3/13/15	11,009
USD	1,287,203	EUR	1,140,551	Deutsche Bank AG	3/13/15	10,738
USD	1,285,833	EUR	1,139,075	Goldman Sachs International	3/13/15	11,020
USD	1,285,632	EUR	1,139,076	Royal Bank of Canada	3/13/15	10,818
USD	772,467	GBP	507,424	Barclays Bank PLC	3/13/15	(10,869)
USD	771,583	GBP	506,957	Canadian Imperial Bank of Commerce	3/13/15	(11,031)
USD	771,434	GBP	506,959	Deutsche Bank AG	3/13/15	(11,184)
USD	771,834	GBP	506,957	Goldman Sachs International	3/13/15	(10,781)
Total						$71,541

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such [sector and industry] sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

FDP SERIES, INC.	FEBRUARY 28, 2015	3

Schedule of Investments (concluded)	Invesco Value FDP Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$144,665,692	$3,818,092	—	$148,483,784
Short-Term Securities	—	8,544,164	—	8,544,164
Total	$144,665,692	$12,362,256	—	$157,027,948

[1]	See above Schedule of Investments for values in each sector, excluding Level 2, which includes a portion of Diversified Telecommunication Services and Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Forward foreign currency contracts	—	$148,123	—	$148,123
Liabilities:
Forward foreign currency contracts	—	(76,582)	—	(76,582)
Total	—	$71,541	—	$71,541

[2]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

During the period ended February 28, 2015, there were no transfers between levels.
FDP SERIES, INC.	FEBRUARY 28, 2015	4

Schedule of Investments February 28, 2015 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 4.1%
The Boeing Co.	22,695	$3,423,541
Lockheed Martin Corp.	16,303	3,261,415

		6,684,956

Airlines — 1.9%
Delta Air Lines, Inc.	69,037	3,073,527

Automobiles — 1.9%
Tesla Motors, Inc. (a)	15,023	3,054,777

Beverages — 0.5%
Constellation Brands, Inc., Class A (a)	7,242	830,802

Biotechnology — 11.7%
Biogen Idec, Inc. (a)	18,074	7,402,930
Celgene Corp. (a)	34,437	4,185,128
Gilead Sciences, Inc. (a)	71,279	7,379,515

		18,967,573

Capital Markets — 2.2%
The Charles Schwab Corp.	120,202	3,526,727

Chemicals — 6.7%
Monsanto Co.	41,597	5,009,527
The Sherwin-Williams Co.	20,438	5,828,917

		10,838,444

Food & Staples Retailing — 2.0%
CVS Health Corp.	30,565	3,174,787

Health Care Providers & Services — 6.0%
HCA Holdings, Inc. (a)	75,684	5,414,434
UnitedHealth Group, Inc.	38,405	4,363,960

		9,778,394

Hotels, Restaurants & Leisure — 6.9%
Chipotle Mexican Grill, Inc. (a)	1,173	780,010
Starbucks Corp.	39,450	3,687,983
Starwood Hotels & Resorts Worldwide, Inc.	43,407	3,486,884
Wynn Resorts Ltd.	22,964	3,272,370

		11,227,247

Internet & Catalog Retail — 2.4%
Alibaba Group Holding Ltd. - SP ADR (a)	45,506	3,873,471

Internet Software & Services — 6.9%
Facebook, Inc., Class A (a)	101,264	7,996,818
LinkedIn Corp. (a)	7,748	2,070,266
Tencent Holdings Ltd.	70,500	1,230,066

		11,297,150

IT Services — 5.9%
FleetCor Technologies, Inc. (a)	16,039	2,460,864

Common Stocks	Shares	Value

IT Services (concluded)
Visa, Inc., Class A	26,576	$7,210,334

		9,671,198

Media — 5.8%
Comcast Corp., Class A	62,240	3,695,811
The Walt Disney Co.	55,690	5,796,215

		9,492,026

Multiline Retail — 2.0%
Dollar Tree, Inc. (a)	41,482	3,305,286

Oil, Gas & Consumable Fuels — 0.5%
Antero Resources Corp. (a)	22,510	888,019

Pharmaceuticals — 6.6%
Actavis PLC (a)	18,415	5,365,395
Merck & Co., Inc.	44,082	2,580,560
Pacira Pharmaceuticals, Inc. (a)	21,004	2,410,629
Valeant Pharmaceuticals International, Inc. (a)	2,202	434,851

		10,791,435

Road & Rail — 8.1%
Canadian Pacific Railway Ltd.	34,766	6,522,797
Union Pacific Corp.	54,930	6,605,882

		13,128,679

Semiconductors & Semiconductor Equipment — 3.2%
ARM Holdings PLC	108,375	1,928,612
ASML Holding NV - NY Shares	30,351	3,268,196

		5,196,808

Software — 1.6%
Electronic Arts, Inc. (a)	21,366	1,221,708
Salesforce.com, Inc. (a)	19,362	1,343,335

		2,565,043

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	67,275	8,642,146

Textiles, Apparel & Luxury Goods — 3.4%
NIKE, Inc., Class B	56,638	5,500,683

Total Long-Term Investments (Cost — $113,118,931) — 95.6%		155,509,178

FDP SERIES, INC.	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)
Short-Term Securities	Par (000)	Value

Time Deposits — 3.7%

United States — 3.7%
Brown Brothers Harriman & Co., 0.01%, 3/02/15	$6,066	$6,066,021

Total Short-Term Securities (Cost — $6,066,021) — 3.7%		6,066,021

Value

Total Investments (Cost — $119,184,952*) — 99.3%	$161,575,199
Other Assets Less Liabilities — 0.7%	1,108,437

Net Assets — 100.0%	$162,683,636

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$119,239,187

Gross unrealized appreciation	$43,823,301
Gross unrealized depreciation	(1,487,289)

Net unrealized appreciation	$42,336,012

Notes to Schedule of Investments
(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2015	6

Schedule of Investments (concluded)	Marsico Growth FDP Fund

As of February 28, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$152,350,500	$3,158,678	—	$155,509,178
Short-Term Securities	—	6,066,021	—	6,066,021

Total	$152,350,500	$9,224,699	—	$161,575,199

[1]	See above Schedule of Investments for values in each sector.

During the period ended February 28, 2015, there were no transfers between levels.

FDP SERIES, INC.	FEBRUARY 28, 2015	7

Schedule of Investments February 28, 2015 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Australia — 3.8%
APA Group	151,228	$1,086,249
Computershare Ltd.	89,809	881,499
Iluka Resources Ltd.	162,984	998,884
Oil Search Ltd.	107,572	683,602
Westpac Banking Corp.	112,754	3,353,900

		7,004,134

Austria — 0.5%
Erste Group Bank AG	34,188	894,565

Belgium — 1.2%
KBC Groep NV (a)	37,400	2,263,722

Bermuda — 0.4%
Hiscox Ltd.	64,982	793,152

Brazil — 0.8%
Gerdau SA - ADR	118,245	422,135
M Dias Branco SA	22,323	652,685
Telefonica Brasil SA - ADR	20,560	381,182

		1,456,002

Canada — 1.6%
Canadian Utilities Ltd., Class A	25,967	863,074
Cenovus Energy, Inc.	20,190	348,371
Valeant Pharmaceuticals International, Inc. (a)	8,583	1,694,971

		2,906,416

Denmark — 0.1%
TDC A/S	17,888	141,325

France — 10.1%
BNP Paribas SA	35,798	2,080,536
Danone SA	41,978	2,922,647
Dassault Systemes SA	10,894	761,226
GDF Suez	81,193	1,801,527
L'Oreal SA	10,896	1,974,801
Legrand SA	10,425	575,359
LVMH Moet Hennessy Louis Vuitton SA	11,038	2,018,229
Pernod Ricard SA	20,553	2,431,918
Schneider Electric SE	43,486	3,494,077
Technip SA	8,717	567,101

		18,627,421

Germany — 7.7%
Bayer AG, Registered Shares	26,020	3,848,612
Brenntag AG	10,943	640,079
Deutsche Wohnen AG	23,137	637,241
Infineon Technologies AG	102,532	1,186,268
Linde AG	14,850	3,018,435
ProSiebenSat.1 Media AG, Registered Shares	17,695	868,297
Siemens AG, Registered Shares	24,879	2,781,061

Common Stocks	Shares	Value

Germany (concluded)
Symrise AG	18,240	$1,160,698

		14,140,691

Greece — 0.3%
Hellenic Telecommunications Organization SA (a)	55,409	550,610

Hong Kong — 4.7%
AIA Group Ltd.	530,400	3,119,275
BOC Hong Kong Holdings Ltd.	258,500	911,233
China Resources Gas Group Ltd.	366,000	905,991
Esprit Holdings Ltd.	381,700	394,526
Global Brands Group Holding Ltd. (a)	2,188,000	375,250
Hutchison Whampoa Ltd.	127,000	1,739,008
Li & Fung Ltd.	340,000	347,637
Sands China Ltd.	177,600	809,373

		8,602,293

India — 0.8%
HDFC Bank Ltd. - ADR	11,324	702,201
Reliance Industries Ltd.	54,246	751,641

		1,453,842

Italy — 1.5%
Intesa Sanpaolo SpA	586,644	1,957,524
Telecom Italia SpA, Non-Convertible Savings Shares	764,698	750,364

		2,707,888

Japan — 18.5%
AEON Financial Service Co. Ltd.	45,100	1,036,151
Denso Corp.	72,500	3,410,429
Honda Motor Co. Ltd.	83,300	2,755,164
Inpex Corp.	66,000	780,114
Japan Tobacco, Inc.	64,400	2,032,854
JGC Corp.	50,000	1,027,410
JSR Corp.	123,000	2,249,737
KDDI Corp.	46,400	3,220,226
Mitsubishi Corp.	52,400	1,047,147
Mitsubishi UFJ Financial Group, Inc.	397,200	2,586,943
Nomura Research Institute Ltd.	27,700	969,035
Ryohin Keikaku Co. Ltd.	4,400	573,465
Santen Pharmaceutical Co. Ltd.	41,500	2,784,083
Sony Financial Holdings, Inc.	40,500	613,945
Sumitomo Mitsui Financial Group, Inc.	50,500	2,012,100
Sundrug Co. Ltd.	22,000	1,081,063
Terumo Corp.	42,700	1,178,924
Tokyo Gas Co. Ltd.	256,000	1,559,697

FDP SERIES, INC.	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Japan (concluded)
Yamato Holdings Co. Ltd.	126,900	$2,970,425

		33,888,912

Netherlands — 6.6%
Akzo Nobel NV	38,776	2,874,143
ING Groep NV CVA (a)	207,246	3,074,118
Koninklijke KPN NV	199,647	680,491
Reed Elsevier NV	62,232	1,543,033
Royal Dutch Shell PLC, A Shares	119,805	3,903,066

		12,074,851

Philippines — 0.3%
Philippine Long Distance Telephone Co.	7,525	540,345

Portugal — 0.4%
Galp Energia SGPS SA	57,545	675,329

Russia — 0.4%
Mobile Telesystems OJSC (a)	73,331	299,418
Sberbank of Russia - ADR	70,817	364,425

		663,843

Singapore — 1.0%
DBS Group Holdings Ltd.	125,400	1,798,086

Sweden — 3.3%
Atlas Copco AB, Class A	99,361	3,201,935
Hennes & Mauritz AB, Class B	22,133	965,019
Telefonaktiebolaget LM Ericsson, Class B	149,521	1,930,924

		6,097,878

Switzerland — 14.1%
Julius Baer Group Ltd. (a)	27,777	1,283,441
Nestle SA, Registered Shares	62,745	4,903,758
Novartis AG, Registered Shares (a)	57,210	5,851,101
Roche Holding AG	20,737	5,650,612
Schindler Holding AG, Participation Certificates	13,266	2,189,736
UBS Group AG (a)	183,892	3,230,913
Zurich Insurance Group AG (a)	8,462	2,706,224

		25,815,785

Taiwan — 2.4%
MediaTek, Inc.	150,000	2,252,263
Taiwan Semiconductor Manufacturing Co. Ltd.	471,439	2,249,272

		4,501,535

Common Stocks		Shares	Value

Thailand — 0.3%
Kasikornbank PCL - NVDR		96,200	$645,516

United Kingdom — 14.4%
BG Group PLC		107,938	1,589,136
BT Group PLC		128,026	897,630
Cairn Energy PLC (a)		130,976	409,645
Centrica PLC		205,424	773,420
Compass Group PLC		77,961	1,382,496
HSBC Holdings PLC		349,786	3,118,059
Intu Properties PLC		145,021	790,138
Prudential PLC		75,890	1,904,554
Reckitt Benckiser Group PLC		23,304	2,103,462
Rio Tinto PLC		74,338	3,658,512
Royal Bank of Scotland Group PLC (a)		343,761	1,942,916
Standard Chartered PLC		93,295	1,424,892
Vodafone Group PLC		544,651	1,885,206
Whitbread PLC		30,494	2,467,284
WPP PLC		92,653	2,189,057

			26,536,407

United States — 3.6%
Autoliv, Inc.		17,597	1,979,662
Cognizant Technology Solutions Corp., Class A (a)		31,651	1,977,713
Joy Global, Inc.		24,702	1,094,793
Yum! Brands, Inc.		20,039	1,625,363

			6,677,531

Total Long-Term Investments (Cost — $149,137,492) — 98.8%			181,458,079

Short-Term Securities		Par (000)

Time Deposits – 1.1%

Europe — 0.0%
Wells Fargo Co., 0.16%, 3/02/15	EUR	36	40,201

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 3/03/15	HKD	176	22,686

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 3/02/15	JPY	1,624	13,573

Switzerland — 0.1%
Brown Brothers Harriman & Co., 1.00%, 3/02/15	CHF	134	140,510

FDP SERIES, INC.	FEBRUARY 28, 2015	2

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Short-Term Securities	Par (000)		Value

Time Deposits (concluded)

United States — 1.0%
Brown Brothers Harriman & Co., 0.01%, 3/02/15	USD	1,734	$1,734,214

Total Short-Term Securities (Cost — $1,951,184) — 1.1%			1,951,184

Total Investments (Cost — $151,088,676*) — 99.9%			183,409,263
Other Assets Less Liabilities — 0.1%			228,728

Net Assets — 100.0%			$183,637,991

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$153,718,022

Gross unrealized appreciation	$39,856,472
Gross unrealized depreciation	(10,165,231)

Net unrealized appreciation	$29,691,241

Notes to Schedule of Investments
(a)	Non-income producing security.

Portfolio Abbreviations
ADR	American Depositary Receipts
CAD	Canadian Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
NVDR	Non-voting Depository Receipts
USD	U.S. Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2015	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

As of February 28, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments
Common Stocks:
Australia	—	$7,004,134	—	$7,004,134
Austria	—	894,565	—	894,565
Belgium	—	2,263,722	—	2,263,722
Bermuda	—	793,152	—	793,152
Brazil	$1,456,002	—	—	1,456,002
Canada	2,906,416	—	—	2,906,416
Denmark	—	141,325	—	141,325
France	—	18,627,421	—	18,627,421
Germany	—	14,140,691	—	14,140,691
Greece	—	550,610	—	550,610
Hong Kong	2,086,645	6,515,648	—	8,602,293
India	702,201	751,641	—	1,453,842
Italy	—	2,707,888	—	2,707,888
Japan	—	33,888,912	—	33,888,912
Netherlands	—	12,074,851	—	12,074,851
Philippines	—	540,345	—	540,345
Portugal	—	675,329	—	675,329
Russia	364,425	299,418	—	663,843
Singapore	—	1,798,086	—	1,798,086
Sweden	—	6,097,878	—	6,097,878
Switzerland	3,230,913	22,584,872	—	25,815,785
Taiwan	—	4,501,535	—	4,501,535
Thailand	—	645,516	—	645,516
United Kingdom	—	26,536,407	—	26,536,407
United States	6,677,531	—	—	6,677,531
Time Deposits	—	1,951,184	—	1,951,184
Total	$17,424,133	$165,985,130	—	$183,409,263

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, foreign currency at value of $162 is categorized as Level 1 within the disclosure hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2[1]
Assets:
Investments:
Long-Term Investments
Common Stocks:
Hong Kong	$2,086,645	—	—	$2,086,645

[1] Systematic Fair Value Prices were not utilized at period end for these investments.

FDP SERIES, INC.	FEBRUARY 28, 2015	4

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 22, 2015